Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Loss Per Share
Schedule of Anti-Dilutive Share Equivalents

	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
Share options	379,811,585	123,449,035
Warrants	1,135,347,500	460,910,100
Restricted stock units	21,475,400	-
Total Anti-Dilutive Share Equivalents	1,536,634,485	584,359,135